UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     February 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $3,020,616 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       CALL             00846U901    90610  2600000 SH  CALL SOLE                  2600000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101   253546  7275400 SH       SOLE                  7275400        0        0
ALCATEL-LUCENT                 CALL             013904905    71100  5000000 SH  CALL SOLE                  5000000        0        0
AMAZON COM INC                 PUT              023135956    39460  1000000 SH  PUT  SOLE                  1000000        0        0
AMERICAN EXPRESS CO            COM              025816109    65893  1086100 SH       SOLE                  1086100        0        0
AMERICAN STD COS INC DEL       COM              029712106    52534  1145800 SH       SOLE                  1145800        0        0
AMERICAN STD COS INC DEL       CALL             029712906    91700  2000000 SH  CALL SOLE                  2000000        0        0
AMERIPRISE FINL INC            COM              03076C106   145617  2671900 SH       SOLE                  2671900        0        0
BANK NEW YORK INC              CALL             064057902   178543  4535000 SH  CALL SOLE                  4535000        0        0
CONOCOPHILLIPS                 CALL             20825C904    71950  1000000 SH  CALL SOLE                  1000000        0        0
DELUXE CORP                    COM              248019101    18774   745000 SH       SOLE                   745000        0        0
FERRO CORP                     COM              315405100    35172  1700000 SH       SOLE                  1700000        0        0
FIRST DATA CORP                COM              319963104   191122  7489167 SH       SOLE                  7489167        0        0
FIRST DATA CORP                CALL             319963904   129463  5073000 SH  CALL SOLE                  5073000        0        0
HILL INTERNATIONAL INC         COM              431466101     2341   327500 SH       SOLE                   327500        0        0
HILL INTERNATIONAL INC         *W EXP 99/99/999 431466119     3335  1450000 SH       SOLE                  1450000        0        0
HOME DEPOT INC                 COM              437076102    60199  1499000 SH       SOLE                  1499000        0        0
INTERNATIONAL BUSINESS MACHS   CALL             459200901   145725  1500000 SH  CALL SOLE                  1500000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    24287   250000 SH       SOLE                   250000        0        0
KRAFT FOODS INC                PUT              50075N954    87822  2460000 SH  PUT  SOLE                  2460000        0        0
LEXMARK INTL NEW               PUT              529771957    26352   360000 SH  PUT  SOLE                   360000        0        0
LINN ENERGY LLC                UNIT 99/99/9999  536020100    15304   508102 SH       SOLE                   508102        0        0
MARATHON ACQUISITION CORP      UNIT 99/99/9999  565756202    31500  3750000 SH       SOLE                  3750000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206    14995   507300 SH       SOLE                   507300        0        0
NOVELIS INC                    COM              67000X106    75077  2695800 SH       SOLE                  2695800        0        0
NTL INC DEL                    COM              62941W101   221542  8777466 SH       SOLE                  8777466        0        0
PENTAIR INC                    COM              709631105    29462   938300 SH       SOLE                   938300        0        0
R H DONNELLEY CORP             COM NEW          74955W307   175952  2804935 SH       SOLE                  2804935        0        0
SAFEWAY INC                    PUT              786514958    93312  2700000 SH  PUT  SOLE                  2700000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    81399  3071700 SH       SOLE                  3071700        0        0
TIME WARNER INC                CALL             887317905   108900  5000000 SH  CALL SOLE                  5000000        0        0
TYCO INTL LTD NEW              CALL             902124906   152000  5000000 SH  CALL SOLE                  5000000        0        0
U STORE IT TR                  COM              91274F104    55815  2716100 SH       SOLE                  2716100        0        0
USA MOBILITY INC               COM              90341G103    11251   502979 SH       SOLE                   502979        0        0
UST INC                        PUT              902911956    58200  1000000 SH  PUT  SOLE                  1000000        0        0
VERIGY LTD                     SHS              Y93691106    21731  1224316 SH       SOLE                  1224316        0        0
VERIZON COMMUNICATIONS         PUT              92343V954    88631  2380000 SH  PUT  SOLE                  2380000        0        0